TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Transactions with Related Parties
b)	The following table presents the main transactions and balances with related parties and individuals as of December 31, 2024 and 2023:

	2024	2023
	S/(000)	S/(000)
Statement of financial position -
Direct loans	2,472,179	2,063,739
Investments (i)	611,271	806,700
Deposits (ii)	(1,839,980)	(713,503)
Derivatives at fair value	280,624	516,292

(i)
As of December 31, 2024, the balance includes mainly S/155.7 million of corporate bonds of Alicorp S.A.A., S/93.9 million of corporate bonds issued by Cementos Pacasmayo S.A., and S/104.2 million of shares of Inversiones Centenario.
As of December 31, 2023, the balance includes mainly S/166.8 million of corporate bonds of Alicorp S.A.A., S/146.5 million of Alicorp S.A.A. shares, S/135.9 million shares of Inversiones Centenario and S/120.5 million corporate bonds issued by Corporación Primax.

(ii)	Corresponds to deposits of legal entities and individuals.

	2024	2023
	S/(000)	S/(000)

Statement of income
Interest income related to loans	55,485	31,892
Interest expenses related to deposits	(37,308)	(30,914)
Other income	22,735	9,452

Contingent risks and commitments
Indirect loans	746,992	584,463

Key Executives Compensation
e)	The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2024 and 2023 was as follows:

	2024	2023
	S/(000)	S/(000)

Director’s compensation	8,628	7,387
Senior Management Compensation:
Remuneration	62,258	49,573
Stock awards vested	20,499	21,444
Total	91,385	78,404

Details of Funds
f)	As of December 31, 2024 and 2023 the Group holds interests in various funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

	2024	2023
	S/(000)	S/(000)
At fair value through profit or loss:
Mutual funds, investment funds and hedge funds
U.S. Dollars	451,522	516,834
Soles	397,614	170,769
Bolivianos	280,188	179,131
Colombian pesos	133,821	108,830
Chilean pesos	15,409	7,198
Total	1,278,554	982,762

Restricted mutual funds, Note 6(a)(v)	307,225	334,162